Risk Management and Report - Schedule of Potential Profit and Loss Impact on Trading Book (Details) - CLF [Member] $ in Millions	12 Months Ended
Dec. 31, 2024 CLP ($)
Risk Management and Report - Schedule of Potential Profit and Loss Impact on Trading Book (Details) [Line Items]
CLP Interest Rate	$ (12,529)
Derivatives	(602)
Debt instruments	(11,927)
CLF Interest Rate	(3,051)
Derivatives	105
Debt instruments	(3,156)
Interest rate USD offshore	33
Domestic/offshore interest rate spread USD	(123)
Total Interest rates	(15,670)
Banking spread	(58)
Total FX and FX Options	(80)
Total	$ (15,808)